As filed with the Securities and Exchange Commission on December 5, 2014

File Nos.
002-30761
811-01700

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 72 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 47 [X]

FRANKLIN GOLD AND PRECIOUS METALS FUND
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code (650) 312-2000

craig s. tyle, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 4th day of December, 2014.

FRANKLIN GOLD AND PRECIOUS METALS FUND

(Registrant)

By: /s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

EDWARD B. JAMIESON*                 Chief Executive Officer -

Edward B. Jamieson                  Investment Management

                              Dated: December 4, 2014

LAURA F. FERGERSON*                 Chief Executive Officer-Finance

Laura F. Fergerson                  and Administration

                              Dated: December 4, 2014

GASTON GARDEY*                      Chief Financial Officer

Gaston Gardey                       and Chief Accounting Officer

                                    Dated: December 4, 2014

HARRIS J. ASHTON*                   Trustee

Harris J. Ashton                    Dated: December 4, 2014

MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: December 4, 2014

SAM GINN*                           Trustee

Sam Ginn                            Dated: December 4, 2014

EDITH E. HOLIDAY*                   Trustee

Edith E. Holiday                    Dated: December 4, 2014

GREGORY E. JOHNSON*                 Trustee

Gregory E. Johnson                  Dated: December 4, 2014

RUPERT H. JOHNSON, JR.*             Trustee

Rupert H. Johnson, Jr.              Dated: December 4, 2014

J. MICHAEL LUTTIG*                  Trustee

J. Michael Luttig                   Dated: December 4, 2014

FRANK A. OLSON*                     Trustee

Frank A. Olson                      Dated: December 4, 2014

LARRY D. THOMPSON*                  Trustee

Larry D. Thompson                   Dated: December 4, 2014

JOHN B. WILSON*                     Trustee

John B. Wilson                      Dated: December 4, 2014

*By  /s/Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase